Subsequent Events - Additional Information (Detail)	1 Months Ended
Jul. 31, 2022
Changes in Equity Interest Held [Member] | Indonesia [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest held	33.60%